INVESTMENTS	12 Months Ended
Dec. 31, 2017
INVESTMENTS [Abstract]
INVESTMENTS
4.	INVESTMENTS

Nordic American Offshore Ltd.

Nordic American Offshore Ltd. ("NAO") was incorporated on October 17, 2013, and operates Platform Supply Vessels ("PSV"). On November 18, 2013, NAO concluded a private placement of $250 million, wherein the Company participated with an investment of $65 million, or 4,333,566 shares. In June 2014 NAO completed an initial public offering on the New York Stock Exchange wherein the Company acquired 375,000 shares for $5.6 million.

In 2014 NAT distributed 699,802 NAO shares as dividend-in-kind to its shareholders. In December 2014 the Company acquired an additional 488,216 shares in the open market. In November 2015 the Company purchased 1,521,300 shares in a private transaction.

In March 2017, Nordic American Offshore Ltd (or "NAO") completed a follow-on offering of its common shares in which NAT participated with a $10.0 million investment. Following the investment, NAT owned 22.6% of NAO. As a consequence of the reduction of NAT's holdings from 29.1% to 22.6% of the common shares of NAO, NAT recorded a dilution loss (non-cash) of $2.6 million in the first quarter of 2017.

On August 31, 2017, the Company paid a dividend, which included a cash dividend of $0.10 per share and a distribution of an aggregate of 4,024,745 common shares of NAO, which were owned by the Company.  Each of our shareholders that held 250 or more of our common shares received one NAO common share per 24.4 NAT common shares, which we recognized at a cash value of $0.05 per share. Fractional shares were compensated by a cash dividend based on the closing price of NAO shares on the NYSE on July 20, 2017, which was $1.22. Each of our shareholders that held 249 or fewer shares received an additional cash dividend of $0.05 per common share. In connection to the above distribution of NAO shares, we recorded a loss of $0.7 million. Following this distribution, we owned 16.1% of the outstanding common shares of NAO.

NAT's ownership in NAO as of December 31, 2017 and 2016 was 16.1 % and 29.1% respectively.

As at December 31, 2016 the Company evaluated its investment in NAO for impairment, after considering factors including, but not limited to, the fair value of NAO based on the quoted share price as compared to its carrying value, the length of time the investment's fair value had been below carrying value and the limited near-term prospects for a recovery in the share price of NAO. We concluded that as of December 31, 2016, the investment in NAO was other-than-temporarily impaired and recorded an impairment charge of $37.3 million to reflect the fair value of the shares. The Company has evaluated the investment on the same basis per December 31, 2017 and has not identified a need for any impairment charges in 2017.

The fair value of NAT's investment in NAO, based on the share price was $12.0 and $16.6 million as of December 31, 2017 and 2016, respectively. The carrying value of the investment per December 31, 2017 was $12.2 million.

Summarized balance sheet information for NAO is as follows:

All figures in USD '000	December 31, 2017	December 31, 2016
Current assets	37,076	7,909
Noncurrent assets	350,635	366,945
Total Assets	387,711	374,854
Current liabilities	2,809	4,089
Noncurrent liabilities	136,629	136,568
Total Shareholders' Equity	248,273	234,196
Total liabilities and equity	387,711	374,854

NAT's share of NAO's equity was $40.0 million and $68.1 million as of December 31, 2017 and 2016, respectively.

Summarized Statement of Operations information for NAO is as follows:

	Years ended December 31,
All figures in USD '000	2017	2016	2015
Operating Revenues	17,895	17,697	36,372
Net Operating (Loss) Income	(26,068)	(28,543)	(8,372)
Net (Loss) Income	(29,326)	(32,151)	(10,844)

NAT's portion of NAO's Net (Loss) Income in the Statements of Operations per December 31, 2017, 2016 and 2015 was ($5.1) million, ($9.3) million and ($2.5) million, respectively. The Company has received dividends from NAO per Dec 31, 2017 and 2016 of $ 1.0 million and $1.7 million, respectively.